UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

_____________________________

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

_____________________________

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[x] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period December 31, 2008 to December 31, 2011.

Date of Report (Date of earliest event reported):

October 10, 2013

DIRECT CAPITAL CORPORATION1

(name of securitizer)

Commission File Number of securitizer: [n/a]

Central Index Key Number of securitizer: [n/a]

Dawn Gillette

SVP, Chief Financial Officer

(603) 433-9419

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [x].

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ].

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ].

1 Direct Capital Corporation (“DCC”) is filing this Form ABS-15G as “securitizer” for purposes of Rule 15Ga-1 of the following transactions, which are covered by this report (the “Specified Transactions”):

-	$75,000,000 Receivables-Backed Revolving Credit Facility, closed on January 30, 2009. Borrower: Direct Capital Funding I Company, LLC (date of formation: December 21, 2004). Originator: Direct Capital Corporation.

-	$100,000,000 Receivables-Backed Revolving Credit Facility, closed on March 25, 2009. Borrower: Direct Capital Funding III Company, LLC (date of formation: March 10, 2009). Originator: Direct Capital Corporation.

-	$50,000,000 Receivables-Backed Revolving Credit Facility, closed on September 29, 2009. Borrower: Direct Capital Corporation (date of formation: December 1, 1993). Originator: Direct Capital Corporation.

This report will contain information with respect to the assets originated by DCC and sold, directly or indirectly, by DCC into the Specified Transactions. The issuers of the Specified Transactions are affiliated with DCC.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

There is no repurchase activity to report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

DIRECT CAPITAL CORPORATION (Securitizer)

By: /s/ Dawn D. Gillette

Name: Dawn D. Gillette

Title: SVP

Date: October 10, 2013